DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of Discontinued Operations
The results of the South Africa disposal group for the year ended 31 December are presented below:

	US Dollars
Figures in millions	2020	2019	2018
Revenue from product sales	409	555	608
Cost of sales	(287)	(479)	(589)
(Loss) gain on non-hedge derivatives and other commodity contracts	(39)	3	3
Gross profit	83	79	22
Other expenses	(23)	(44)	(72)
Derecognition of assets, and (loss) profit on disposal of assets	(80)	(3)	(118)
Impairment reversal (loss) recognised on remeasurement to fair value less costs to sell	17	(549)	—
Loss before taxation	(3)	(517)	(168)
Normal and deferred taxation on operations	—	(23)	38
Deferred tax on impairment reversal (loss), derecognition and profit (loss) on disposal of assets	(1)	164	47
Deferred taxation on unrealised movement on derivatives and other commodity contracts	11	—	—
Total profit (loss) from discontinued operations	7	(376)	(83)
9     DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (continued)
The major classes of assets and liabilities of the South African disposal group were as follows:

	US Dollars
Figures in millions	30 September 2020	31 December 2019
Tangible assets and right of use assets	359	429
Other investments	76	84
Inventories	75	37
Trade, other receivables and other assets	5	4
Deferred taxation	40	15
Cash and cash restricted for use	—	12
Assets held for sale	555	581

Lease liabilities	2	3
Environmental rehabilitation and other provisions	198	211
Trade and other payables	55	58
Liabilities held for sale	255	272
Net assets held for sale	300	309

The profit on sale of the South African assets was calculated as follows:

US Dollar million
Held for sale assets derecognised	555
Held for sale liabilities derecognised	(255)
Net carrying value derecognised	300

Less:
Cash consideration	(200)
Costs to sell, exchange impact and sale of houses	8
Deferred compensation asset	(28)
Loss on sale of assets before taxation	80
Deferred taxation on sale of assets	1
Loss on sale of assets after taxation	81